Partners' Capital (Tables)	6 Months Ended
Jun. 30, 2015
Partners' Capital (Abstract)
Partnership Units (Table Text Block)

	As of June 30, 2015	As of December 31, 2014
Limited partner units	119,559,456	104,079,960
General partner units	2,439,989	2,124,081
Preferred partner units	12,983,333	14,223,737
Total partnership units	134,982,778	120,427,778

Distribution to unitholders (Table Text Block)

	April 23, 2015	January 23, 2015	April 22, 2014	January 22, 2014
Common unit-holders
Distributions per common unit declared	0.2345	0.2325	0.2325	0.2325
Common units entitled to distribution	119,559,456	104,079,960	88,490,710	88,440,710
General partner and IDR distributions	$572	$494	$ 411	$ 410
Preferred unit-holders
Distributions per preferred unit declared	0.21575	0.21375	0.21375	0.21375
Preferred units entitled to distribution	12,983,333	14,223,737	18,872,221	18,922,211